Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Summary of Property Plant and Equipment	Details of property and equipment as of December 31, 2024 and 2023 are as follows:

	December 31, 2024
	Acquisition price	Accumulated depreciation	Book amount
	(In millions of Korean won)
Computer and other equipment	₩ 7,360	₩ (5,966)	₩ 1,394
Furniture and fixture	1,845	(1,625)	220
Construction In Progress	—	—	—
Vehicle	9	(9)	—
Leasehold improvements	3,528	(2,349)	1,179
Right-of-use assets	13,087	(5,923)	7,164
Total	₩ 25,829	₩ (15,872)	₩ 9,957

	December 31, 2023
	Acquisition price	Accumulated depreciation	Book amount
	(In millions of Korean won)
Computer and other equipment	₩ 7,186	₩ (5,650)	₩ 1,536
Furniture and fixture	1,887	(1,620)	267
Construction in progress	1,209	—	1,209
Vehicle	9	(8)	1
Leasehold improvements	2,172	(1,655)	517
Right-of-use assets	15,514	(8,893)	6,621
Total	₩ 27,977	₩ (17,826)	₩ 10,151

Summary of Change in Property and Equipment	Changes in property and equipment for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of- use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,536	₩ 267	₩ 1,209	₩ 1	₩ 517	₩ 6,621	₩ 10,151
Lease	—	—	—	—	—	131	131
Acquisitions/Capital expenditure	475	130	—	—	11	4,781	5,397
Depreciation	(650)	(180)	—	(1)	(639)	(4,553)	(6,023)
Disposals/Disposition/Removals	—	—	—	—	—	—	—
Reclassification	—	—	(1,291)	—	1,291	—	—
Foreign exchange differences	33	3	82	—	(1)	184	301
Ending balance	₩ 1,394	₩ 220	₩ —	₩ —	₩ 1,179	₩ 7,164	₩ 9,957

	2023
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of- use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,113	₩ 338	₩ —	₩ 4	₩ 727	₩ 5,958	₩ 8,140
Leases	—	—	—	—	—	261	261
Acquisitions/Capital expenditure	1,065	105	1,209	—	82	4,443	6,904
Depreciation	(656)	(177)	—	(3)	(300)	(4,116)	(5,252)
Disposals/Disposition/Removals	—	(1)	—	—	—	—	(1)
Reclassification	(1)	1	—	—	—	—	—
Foreign exchange differences	15	1	—	—	8	75	99
Ending balance	₩ 1,536	₩ 267	₩ 1,209	₩ 1	₩ 517	₩ 6,621	₩ 10,151

	2022
	Computer and other equipment	Furniture and fixture	Construction in progress	Vehicle	Leasehold improvements	Right-of-use assets	Total
	(In millions of Korean won)
Beginning balance	₩ 1,455	₩ 380	₩ —	₩ 6	₩ 757	₩ 8,740	₩ 11,338
Leases	—	—	—	—	—	(64)	(64)
Acquisitions/Capital expenditure	307	181	—	—	252	1,209	1,949
Depreciation	(657)	(222)	—	(2)	(266)	(3,998)	(5,145)
Disposals/Disposition/Removals	(1)	(2)	—	—	(10)	(45)	(58)
Reclassification	(6)	6	—	—	—	—	—
Foreign exchange differences	15	(5)	—	—	(6)	116	120
Ending balance	₩ 1,113	₩ 338	₩ —	₩ 4	₩ 727	₩ 5,958	₩ 8,140

Summary of Classification Depreciation Expenses in Statements of Comprehensive Income	Classification of depreciation expenses in the statements of comprehensive income for the years ended December 31, 2024, 2023 and 2022 are as follows:

	2024	2023	2022
	(In millions of Korean won)
Cost of revenues	₩ 1,750	₩ 1,853	₩ 2,028
Selling, general and administrative expenses	4,240	3,369	2,976
Research and development	33	30	141
Total	₩ 6,023	₩ 5,252	₩ 5,145